PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 985,073
Depreciation (note 21)	102,314	$ 92,176
Balance, end of period	1,115,169	985,073
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	127,068
Balance, end of period	130,940	127,068
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	337,672
Balance, end of period	327,919	337,672
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	409,140
Balance, end of period	449,284	409,140
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	34,533
Balance, end of period	34,272	34,533
Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	76,660
Balance, end of period	172,754	76,660
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,066,646	1,956,541
Additions	242,534	131,501
Additions through business acquisitions		64,306
Transfers	0	0
Disposals	(33,217)	(85,702)
Balance, end of period	2,275,963	2,066,646
Disposals	33,217	85,702
Gross carrying amount | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	127,068	123,549
Additions	4,321	3,519
Additions through business acquisitions		0
Transfers	0	0
Disposals	(449)	0
Balance, end of period	130,940	127,068
Disposals	449	0
Gross carrying amount | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	582,643	571,464
Additions	22,578	4,008
Additions through business acquisitions		13,397
Transfers	(8,128)	4,579
Disposals	(5,791)	(10,805)
Balance, end of period	591,302	582,643
Disposals	5,791	10,805
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,109,128	1,070,612
Additions	48,665	44,381
Additions through business acquisitions		50,817
Transfers	67,782	8,320
Disposals	(19,974)	(65,002)
Balance, end of period	1,205,601	1,109,128
Disposals	19,974	65,002
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	171,147	174,760
Additions	8,375	5,914
Additions through business acquisitions		92
Transfers	2,847	276
Disposals	(7,003)	(9,895)
Balance, end of period	175,366	171,147
Disposals	7,003	9,895
Gross carrying amount | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	76,660	16,156
Additions	158,595	73,679
Additions through business acquisitions		0
Transfers	(62,501)	(13,175)
Disposals	0	0
Balance, end of period	172,754	76,660
Disposals	0	0
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	(7,800)	(31,500)
Disposals	7,800	31,500
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,081,573)	(1,059,741)
Depreciation (note 21)	102,314	92,176
Disposals	23,093	70,378
Write-downs and impairments		34
Balance, end of period	(1,160,794)	(1,081,573)
Disposals	(23,093)	(70,378)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation (note 21)	0	0
Disposals	0	0
Write-downs and impairments		0
Balance, end of period	0	0
Disposals	0	0
Accumulated depreciation | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(244,971)	(230,088)
Depreciation (note 21)	23,872	22,696
Disposals	5,460	7,813
Write-downs and impairments		0
Balance, end of period	(263,383)	(244,971)
Disposals	(5,460)	(7,813)
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(699,988)	(695,979)
Depreciation (note 21)	67,185	58,435
Disposals	10,856	54,426
Write-downs and impairments		0
Balance, end of period	(756,317)	(699,988)
Disposals	(10,856)	(54,426)
Accumulated depreciation | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(136,614)	(133,674)
Depreciation (note 21)	11,257	11,045
Disposals	6,777	8,139
Write-downs and impairments		34
Balance, end of period	(141,094)	(136,614)
Disposals	(6,777)	(8,139)
Accumulated depreciation | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation (note 21)	0	0
Disposals	0	0
Write-downs and impairments		0
Balance, end of period	0	0
Disposals	0	0
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	2,000	25,200
Disposals	$ (2,000)	$ (25,200)